Item 1. Report to Shareholders

OCTOBER 31, 2004

INTERNATIONAL EQUITY INDEX FUND

Annual Report

T. ROWE PRICE

--------------------------------------------------------------------------------

The views and opinions in this report were current as of October 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

--------------------------------------------------------------------------------

                               REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

FELLOW SHAREHOLDERS

International stocks rose during the six and 12 months ended October 31, 2004. Among the developed markets in which the fund invests, Japan was weakest, posting a loss during the past six months but gaining over the year. European stocks produced steady returns, bolstered by the strength of the euro versus the sagging dollar, which enhanced results for U.S. investors.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 10/31/04                    6 Months     12 Months
--------------------------------------------------------------------------------

International Equity Index Fund              6.23%        17.86%

FTSE Developed ex
North America Index                          6.10         19.05

Please see the fund's quarter-end returns following this letter.

The fund returned 6.23% over the six months ended October 31, 2004, versus 6.10% for its benchmark index. Fund results relative to the benchmark primarily reflect the fund's operating and management expenses and technical factors as we approached full replication of the underlying index. The fund seeks to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index's performance reflects no operational costs or management fees). The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by selecting the countries it covers, sorting the market in each country by industry groups, and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

At the end of October, Europe represented 68.6% of net assets, with Japan and the Pacific Rim representing the balance. The U.K. was the largest country allocation at 24%, followed closely by Japan at 21%. Financial stocks were the largest sector weighting at 27.5% of assets, followed by consumer discretionary stocks (12.1%), industrials and business services (8.8%), energy (8.0%), consumer staples and telecommunication services (7.8%), health care (7.5%), materials (6.7%), information technology (5.7%), utilities (5.1%), and trusts (3.1%).

MARKET AND PORTFOLIO REVIEW

Non-U.S. stocks fared well over the 12-month period, with a little over half of the gain occurring in the first six months. The last six months were a bit subdued in comparison. European markets performed reasonably well. However, while stock valuations are attractive, economic growth in the region has been lackluster. European stock market returns were less volatile during the period compared with other markets, largely because they are less affected by China's powerful economic growth. Among the markets in the region, Italy, Spain, and Norway were particularly strong.

MARKET PERFORMANCE
--------------------------------------------------------------------------------

Six Months                            Local        Local Currency           U.S.
Ended 10/31/04                     Currency      vs. U.S. Dollars        Dollars
--------------------------------------------------------------------------------

France                                3.34%                 6.11%          9.65%

Germany                              -0.36                  6.11           5.73

Hong Kong                            10.22                  0.21          10.45

Italy                                 7.14                  6.11          13.69

Japan                                -7.06                  3.92          -3.42

Mexico                               15.95                 -1.12          14.66

Netherlands                          -0.37                  6.12           5.72

Singapore                             8.25                  2.17          10.60

Sweden                                3.75                  7.40          11.43

Switzerland                          -6.81                  7.92           0.57

United Kingdom                        4.13                  3.32           7.60

Source: RIMES Online, using MSCI indices.

Japan was the only market to register negative results over the past six months, but the Japanese market was positive during the 12 months ended October 31. Japan's fortunes were influenced by the progress of its economic recovery and the transparency of banking sector reforms, but high oil prices had a negative impact due to the country's heavy manufacturing bias. Stocks here are also sensitive to developments in China, since exports to that vast market are essential to Japan's recovery.

Over the year, all major market sectors, with the exception of information technology, performed well. This positive sector performance was led by energy and utilities. Information technology's poor performance can be attributed to losses among semiconductor, IT services, and computer/peripheral companies.

U.S. investors continued to benefit from a strong euro, which rallied sharply over the past six months. The Japanese yen was marginally stronger over both the 6- and 12-month periods, therefore reducing the impact of the lackluster Japanese market.

Europe
Spanish stocks did well over the past six months, with Banco Bilbao Vizcaya Argentaria (BBVA) and Telefonica, which is sensitive to Spain's high GDP growth rate, both adding value. Altadis contributed to Spain's attractive returns as well. Other major European holdings, which benefited portfolio returns, include the U.K.'s GlaxoSmithKline and Vodafone, France's Total and Sanofi-Aventis, and Switzerland's UBS and Nestle. The German market underperformed the majority of European markets, but some individual holdings did well, such as Hypo Real Estate, which sold a large amount of its nonperforming real estate loans, thereby boosting the overall quality of its loan portfolio. (Please refer to our detailed list of holdings and the amount each represents of the portfolio.)

GEOGRAPHIC DIVERSIFICATION
--------------------------------------------------------------------------------

                              Percent of      Percent of
                              Net Assets      Net Assets
Periods Ended                    4/30/04        10/31/04
--------------------------------------------------------------------------------

Europe                             66.6%           68.6%

Japan                              22.5            20.8

Pacific Rim                         8.7             9.3

Europe/Pacific Rim                  2.0             1.4

Other and Reserves                  0.2            -0.1
--------------------------------------------------------------------------------

Total                             100.0%          100.0%

Japan
Soft economic data in Japan induced a round of profit-taking. Nomura Holdings greatly detracted from performance over both periods. Sectors leading the decline included financials, technology, and basic materials. UFJ Holdings performed poorly after it unexpectedly announced $5 billion worth of bad loans, inciting fears that reforms in the industry were not as transparent as investors had hoped. Our largest holdings in Japan had a mixed performance during the six-month period, with Toyota Motor outperforming while Canon and Mizuho Finance underperformed. Both stocks posted positive returns over the 12-month period.

Asia ex-Japan and Pacific Rim
Australia was strong, mainly due to the country's bias toward commodities and basic resources industries and its geographical proximity to Asia. Inflation picked up across much of the region as commodity prices rose. A position in BHP Billiton (mining and metals) helped results as second-half profits more than doubled, thanks to Chinese demand, which accounted for 9% of sales in the period. Within the region, stocks from Singapore (Singapore Telecommunications, United Overseas Bank), and Hong Kong (Hutchison Whampoa, Sun Hung Kai Properties) were also represented in the portfolio and contributed to its favorable results.

Sectors
Financial stocks were good contributors to performance. Commercial banks led the way, with BBVA, BNP Paribas, and HSBC among the highest contributors. Banks are sensitive to interest rates, which affect net interest margin. The relatively benign outlook for European interest rates, along with the attractive valuations for financial stocks, has helped boost results in the sector during both the 6- and 12-month periods. Japanese financials, however, struggled recently after performing well earlier in the year. Nomura Holdings did poorly compared with other Japanese financials because of falling fixed-income revenue and potential competition from new entrants in the securities business.

SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                                             Percent of Net Assets
                                             4/30/04      10/31/04
--------------------------------------------------------------------------------

Financials                                     26.5          27.5%

Consumer Discretionary                         12.1          12.1

Industrials and Business Services               8.1           8.8

Energy                                          7.3           8.0

Consumer Staples                                8.1           7.8

Telecommunication Services                      7.4           7.8

Health Care                                     7.6           7.5

Materials                                       6.0           6.7

Information Technology                          6.3           5.7

Utilities                                       4.3           5.1

Trusts                                          6.1           3.1

Other and Reserves                              0.2          -0.1
--------------------------------------------------------------------------------

Total                                         100.0%        100.0%

Energy stocks were among the best contributors to performance during both the 6- and 12-month periods as rising oil prices drove share prices higher. The U.K.'s BP, Shell T&T/Royal Dutch, and French oil giant Total are among our largest positions in the sector, and all added much value. Additional top performers in this sector include Italy's ENI, Norway's Norsk Hydro, and the U.K.'s BG Group.

Consumer discretionary stocks were a bright area over both periods, particularly the auto makers, with strong contributions from Toyota and Honda. The hotel and leisure industry had a mixed performance, with good returns from Carnival and Intercontinental Hotels but poor returns from U.K. catering stock Compass, which issued a profit warning following financial problems at a leading distributor. Household durables were weak with Philips Electronics of the Netherlands struggling in the face of a potential glut in LCDs and decelerating growth in semiconductors. The results from media companies were mixed over the period. Vivendi Universal posted a favorable contribution to performance, whereas British Sky Broadcast was weighed down by speculation that its chairman Rupert Murdoch might pursue growth at the expense of profitability.

Information technology stocks were among the worst performers during the past year, reflecting a somewhat mundane economic outlook and cyclical weakness in the semiconductor cycle. In addition, the rise in prices for thin steel sheet and cobalt hurt electronics makers who could not pass on costs to consumers used to prices falling over time. Japanese tech company NEC detracted from results due to its exposure to China. Other holdings that performed poorly over both periods include France's ST Microelectronics and Japan's Murata Manufacturing, Rohm, and Sumisho Computer Systems.

INVESTMENT OUTLOOK

Valuation multiples have consolidated since 2000, and quality international growth companies that have generated respectable results have been unduly punished. The economic environment going forward should be more supportive for quality growth stocks if global GDP levels off and earnings growth decelerates in 2005, as we expect.

Europe is currently the most attractive region in terms of stock valuation as investors await an upswing in domestic growth. Global interest rates are expected to rise in 2005, but the environment in Europe is comparatively benign as growth has been more tempered. The direction and pace of interest rates can have a significant impact on the prospects for banks and capital market companies.

Japan should continue to enjoy positive economic growth and is currently experiencing its first sustained recovery in 15 years. Government deregulation, accommodative monetary policy, corporate restructuring, a healthier financial system, and the global (and Chinese) economic cycle have revived the Japanese economy.

The diversification provided in a passive portfolio of international stocks is a prudent, low-cost approach for investors seeking exposure to these developed foreign equities markets.

Respectfully submitted,

Richard T. Whitney
President and chairman of the Investment Advisory Committee

November 19, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

--------------------------------------------------------------------------------
RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index:
A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                     Percent of
                                                                     Net Assets
                                                                       10/31/04
--------------------------------------------------------------------------------

BP, United Kingdom                                                          2.3%

Shell T&T/Royal Dutch, United Kingdom/Netherlands                           2.1

HSBC, United Kingdom                                                        2.0

Vodafone, United Kingdom                                                    1.9

Total, France                                                               1.5
--------------------------------------------------------------------------------

Novartis, Switzerland                                                       1.5

iShares MSCI EAFE, Europe/Far East                                          1.4

GlaxoSmithKline, United Kingdom                                             1.4

Toyota Motor, Japan                                                         1.1

Nestle, Switzerland                                                         1.0
--------------------------------------------------------------------------------

Royal Bank of Scotland, United Kingdom                                      1.0

UBS, Switzerland                                                            1.0

Telefonica, Spain                                                           0.9

Sanofi-Aventis, France                                                      0.8

Roche Holding, Switzerland                                                  0.8
--------------------------------------------------------------------------------

Nokia, Finland                                                              0.8

ENI S.p.A., Italy                                                           0.7

AstraZeneca, United Kingdom                                                 0.7

Siemens, Germany                                                            0.7

BHP Billiton, United Kingdom/Australia                                      0.7
--------------------------------------------------------------------------------

Barclays, United Kingdom                                                    0.7

Deutsche Telekom, Germany                                                   0.7

BNP Paribas, France                                                         0.6

ING Groep GDS, Netherlands                                                  0.6

Unilever, United Kingdom/Netherlands                                        0.6
--------------------------------------------------------------------------------

Total                                                                      27.5%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

As of 10/31/04

International Equity Index Fund   $10,117

FTSE Developed ex North America Index   $10,445

                     FTSE Developed ex      International Equity
                     North America Index         Index Fund

11/00                  $10,000                   $10,000

04/01                    9,565                     9,540

10/01                    7,831                     7,780

04/02                    8,263                     8,182

10/02                    6,843                     6,739

04/03                    7,009                     6,904

10/03                    8,774                     8,584

04/04                    9,845                     9,523

10/04                   10,445                    10,117


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                           Since
                                                                       Inception
Periods Ended 10/31/04                                     1 Year       11/30/00
--------------------------------------------------------------------------------

International Equity Index Fund                            17.86%          0.30%

FTSE Developed ex North America Index                      19.05           1.12

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note:
T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts, but not to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC(R) Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                 Beginning           Ending        Expenses Paid
                             Account Value    Account Value       During Period*
                                    5/1/04         10/31/04   5/1/04 to 10/31/04
--------------------------------------------------------------------------------

Actual                           $   1,000      $  1,062.30            $    2.59

Hypothetical (assumes 5%
return before expenses)          $   1,000      $  1,022.62            $    2.54

*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.50%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half year (184) by the days in the year (366) to reflect the half-year period.

QUARTER-END RETURNS
--------------------------------------------------------------------------------

                                                                           Since
                                                                       Inception
Periods Ended 9/30/04                                      1 Year       11/30/00
--------------------------------------------------------------------------------

International Equity Index Fund                            20.91%         -0.57%

FTSE Developed ex North America Index                      22.43           0.27

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                        Year                            11/30/00
                                       Ended                             Through
                                    10/31/04    10/31/03    10/31/02    10/31/01

NET ASSET VALUE

Beginning of period                 $  8.38    $   6.68    $   7.78   $   10.00

Investment activities
  Net investment income (loss)         0.14        0.13        0.09        0.10

  Net realized and
  unrealized gain (loss)               1.34        1.67       (1.12)      (2.32)

  Total from investment activities     1.48        1.80       (1.03)      (2.22)

Distributions
  Net investment income               (0.13)      (0.10)      (0.07)           -

  Net realized gain                   (0.01)          -           -            -

  Total distributions                 (0.14)      (0.10)      (0.07)           -

NET ASSET VALUE

End of period                       $  9.72    $   8.38    $   6.68   $    7.78
                                    -------    --------    --------   ---------


Ratios/Supplemental Data

Total return^                         17.86%      27.37%    (13.38)%    (22.20)%

Ratio of total expenses to
average net assets                     0.50%       0.50%       0.50%      0.50%!

Ratio of net investment
income (loss) to average
net assets                             1.97%       2.09%       1.59%      1.51%!

Portfolio turnover rate                58.2%       39.4%       49.0%      63.1%!

Net assets, end of period
(in thousands)                      $ 48,340   $ 20,622    $ 12,031   $    7,502


^Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payments of no redemption or account fees.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

PORTFOLIO OF INVESTMENTS (1)                             Shares            Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

EUROPE/FAR EAST   1.4%

Common Stocks   1.4%

iShares MSCI EAFE (USD)                                   4,756              696

Total Europe/Far East (Cost $652)                                            696


EUROPE/FOREIGN   0.5%

Common Stocks   0.5%

iShares MSCI EMU (USD)                                    3,800              250

Total Europe/Foreign (Cost $224)                                             250


AUSTRALIA   5.5%

Common Stocks   5.2%

Adelaide Bank                                               482                3

Adelaide Brighton                                           521                1

Alinta (ss.)                                              1,708               10

Alumina                                                   6,484               27

Amcor                                                     4,755               27

AMP Limited                                               9,474               45

Ansell Limited                                            1,118                7

APN News & Media                                            664                2

Aristocrat Leisure                                        2,446               16

Austereo Group                                            1,422                2

Australand Property Group                                 3,157                4

Australia & New Zealand Banking                           9,553              146

Australian Foundation Investment                          4,818               12

Australian Gas Light                                      2,414               24

Australian Leisure and Hospitality Group                  1,367                4

Australian Pharmaceutical Industries                        883                2

Australian Stock Exchange                                   544                8

AWB                                                       1,817                6

AXA Asia Pacific (ss.)                                    7,189               21

Bank of Queensland                                          353                3

Bendigo Bank                                                742                6

BHP Billiton                                             19,910              206

Billabong International                                     664                5

Bluescope Steel                                           3,926               23

Boral                                                     3,012               15

Brambles Industries LTD (ss.)                             5,038               27

Brickworks                                                  406                3

Burns, Philip & Company *                                 5,903                4

Caltex Australia                                            618                4

Centro Properties Group *                                 3,690               13

CFS Gandel Retail Trust, Equity Units                     7,589                9

Challenger Financial Services Group *                     7,175                3

Coca Cola Amatil                                          2,691               15

Cochlear Limited                                            278                5

Coles Myer                                                6,542               47

Commonwealth Bank of Australia                            6,688              160

Computershare                                             2,861               11

Corporate Express Australia                                 886                4

CSL Limited                                               1,005               22

CSR                                                       4,729               10

Downer EDI                                                1,133                4

Envestra                                                  2,638                2

Flight Centre                                               467                7

Foodland Associated                                         777               11

Foster's Group                                           10,318               39

Futuris                                                   3,462                5

General Property Trust, Equity Units (ss.)               10,724               30

Gunns                                                       450                1

Gunns (Stock split shares) *                                903                3

GWA International                                         1,182                3

Harvey Norman                                             4,066                9

Hills Motorway Group                                      1,043                6

Iluka Resources (ss.)                                     1,120                4

Incitec Pivot                                                68                1

Insurance Australia Group (ss.)                           8,394               34

iShares MSCI Australia (USD)                              2,900               45

James Hardie Industries                                   2,570               12

John Fairfax (ss.)                                        1,397                4

Leighton Holdings (ss.)                                     696                6

Lend Lease (ss.)                                          2,061               18

Lion Nathan (ss.)                                         2,059               12

Macquarie Airports                                        2,548                5

Macquarie Bank                                            1,128               33

Macquarie Goodman Management                                527                1

Macquarie Infrastructure Group (ss.)                      9,892               27

Mayne Group                                               3,986               13

Metcash Trading                                           1,101                2

Minara Resources *                                        1,346                2

Mirvac (ss.)                                              3,681               12

National Australia Bank                                   8,049              170

National Foods                                            1,928                8

Newcrest Mining                                           1,674               21

News Corporation                                          6,536               53

Novogen Limited *                                           374                1

Nufarm                                                      890                5

OneSteel (ss.)                                            2,950                6

Orica                                                     1,451               18

Origin Energy (ss.)                                       3,750               19

Oxiana Limited *                                          4,625                3

Pacifica Group                                              329                1

Paperlinx                                                 2,360                9

Patrick Corporation                                       3,565               15

Perpetual Trust Australia (ss.)                             196                8

Promina Group                                             5,427               18

Publishing & Broadcasting                                   699                8

Qantas Airways                                            4,642               12

QBE Insurance (ss.)                                       3,541               36

Rinker Group                                              4,976               32

Rio Tinto                                                 1,979               54

Rural Press                                                 140                1

Santos                                                    4,453               28

SFE Corporation (ss.)                                       514                3

Sigma                                                       529                3

Simsmetal Group                                             486                6

Smorgon Steel Group                                       2,081                2

Sonic Healthcare                                          1,669               13

Southcorp *B176(ss.)                                      3,821               10

Southern Cross Broadcasting                                 318                3

Spotless Group                                            1,074                4

St. George Bank                                           2,685               47

Stockland                                                 6,654               29

Suncorp Metway                                            2,738               35

Tabcorp                                                   2,734               31

Telstra                                                  11,258               39

Ten Network Holdings                                      2,623                8

Toll Holdings (ss.)                                       1,703               15

Transurban                                                2,735               13

UNiTAB                                                      527                4

Virgin Blue Holdings *                                    1,194                2

Washington H. Soul Pattinson & Company                      503                3

Wesfarmers                                                1,995               52

West Australian Newspapers                                  151                1

Westfield Group                                           8,929              100

Westpac Banking                                           9,478              134

WMC Resorces                                              5,768               29

Woodside Petroleum                                        2,672               39

Woolworths                                                5,512               55

                                                                           2,519

Preferred Stocks   0.3%

News Corporation                                         16,504              130

Rural Press                                                 297                2

                                                                             132

Total Australia (Cost $2,091)                                              2,651


AUSTRIA   0.3%

Common Stocks   0.3%

Bank Austria Creditanstalt                                  227               17

Dest Electrizitas, Class A *                                 23                5

Erste Bank                                                  946               42

EVN                                                          58                3

Immofinanz Immobilien Anlagen *                           1,321               11

OMV                                                          71               17

Telekom Austria                                           1,981               30

Wienerberger                                                407               16

Total Austria (Cost $97)                                                     141


BELGIUM   1.2%

Common Stocks   1.2%

Agfa Gevaert                                                520               16

Almancora *                                                  52                3

Almanij                                                     285               21

Belgacom *                                                1,024               38

CNP                                                          17                3

Colruyt                                                      62                9

Colruyt, Rights *                                            62                0

Delhaize Group                                              487               31

Dexia                                                     4,402               88

Electrabel                                                  214               80

Fortis                                                    3,727               95

Groupe Bruxelles Lambert                                    340               26

Interbrew                                                   899               32

KBC Bank                                                    465               34

Mobistar *                                                  170               13

RTL Group                                                   161               11

SES Global GDR                                              893                9

Solvay                                                      194               20

UCB                                                         562               30

Umicore                                                     122                9

Total Belgium (Cost $437)                                                    568


CHINA   0.4%

Common Stocks   0.4%

Brilliance China Automotive (HKD) (ss.)                   6,000                1

China Insurance (HKD)                                     2,000                1

China Mobile (Hong Kong) (HKD)                           28,000               81

China Overseas Land (HKD)                                 6,000                1

China Resources Enterprise (HKD)                         10,000               14

China Unicom (HKD)                                       12,000                9

Citic Pacific (HKD)                                       4,000               10

Cnooc (HKD)                                              50,000               26

Global Bio-chem Technology (HKD)                          6,000                5

Guangzhou Investment Company (HKD)                       10,000                1

Semiconductor Manufacturing International (HKD) *(ss.)   21,000                4

Shanghai Industrial Holdings (HKD) (ss.)                 14,000               27

TCL (HKD)                                                 4,000                1

TPV Technology (HKD)                                      2,000                1

Total China (Cost $195)                                                      182


DENMARK   0.8%

Common Stocks   0.8%

A P Moller-Maersk, Series B                                   7               52

A P Moller-Maersk *                                           5               36

Carlsberg, Series B                                         203                9

Coloplast, Series B                                          58                6

Danisco                                                     267               15

Danske Bank                                               3,470               97

Falck A/S *                                                 187                2

H. Lundbeck                                                 553               10

ISS                                                         209               11

Jyske Bank A/S *                                            406               13

Novo Nordisk, Series B                                    1,183               59

Novozymes, Series B                                         320               14

TDC                                                       1,120               41

Vestas Wind Systems *                                       973               12

William Demant *                                            113                5

Total Denmark (Cost $325)                                                    382


FINLAND   1.2%

Common Stocks   1.2%

Fortum                                                    2,018               31

Kone, Class B                                               208               13

Metso                                                       490                7

Nokia                                                    24,456              377

Outokumpu Oyj                                               717               13

Sampo, Series A (ss.)                                     2,195               26

SanomaWSOY Oyj, Series B *                                  183                4

Stora Enso, Series R                                      3,459               49

TietoEnator                                                 429               12

UPM-Kymmene                                               2,739               54

Total Finland (Cost $677)                                                    586


FRANCE   9.3%

Common Stocks   9.3%

Accor                                                     1,045               43

Air France                                                  709               12

Alcatel *(ss.)                                            6,596               96

Arcelor                                                   2,501               47

Assurances Generales de France                              298               20

Atos Origin *                                               176               11

Autoroutes du Sud de la France                              364               17

AXA                                                       9,911              213

BNP Paribas                                               4,603              313

Bouygues                                                  1,320               52

Cap Gemini *                                                688               17

Carrefour                                                 3,747              164

Casino Guichard-Perrachon (ss.)                             197               14

Christian Dior                                              384               23

Ciments Francais                                             64                6

CNP Assurances                                              218               15

Compagnie de Saint-Gobain (ss.)                           1,828              100

Credit Agricole (ss.)                                     3,101               91

Dassault Systemes                                           298               15

Essilor International                                       542               37

Eurazeo                                                     123                9

France Telecom *                                          9,728              278

Gecina (ss.)                                                182               16

Groupe Danone                                             1,410              118

Imerys                                                      168               12

JC Decaux *                                                 350                9

Klepierre                                                   108                8

L'Air Liquide                                               576               93

L'Oreal (ss.)                                             1,771              121

Lafarge                                                     898               82

Lagardere S.C.A.                                            739               48

LVMH (ss.)                                                1,933              132

Michelin                                                    560               30

Natexis Banques Populaires                                   51                6

Pernod-Ricard                                               381               53

Peugeot                                                     960               59

Pinault Printemps Redoute                                   483               45

Publicis (ss.)                                              775               23

Renault                                                   1,125               94

Rexel                                                       107                5

Sagem (ss.)                                                  86                8

Sanofi-Aventis                                            5,403              395

Schneider Electric, Series A                              1,238               82

Snecma *                                                    570               12

Societe BIC (ss.)                                           214               10

Societe Generale                                          2,339              217

Societe Television Francaise 1 (ss.)                        848               26

Sodexho Alliance (ss.)                                      628               16

Suez                                                      5,284              123

Technip                                                     104               16

Thales                                                      416               15

Thomson (ss.)                                             1,476               33

Total (ss.)                                               3,435              714

Unibail                                                     237               31

Valeo                                                       437               16

Veolia Environnement                                      1,597               48

Vinci                                                       455               54

Vivendi Universal *                                       5,593              153

Total France (Cost $4,047)                                                 4,516

GERMANY   6.9%

Common Stocks   6.7%

Adidas-Salomon                                              239               33

Allianz                                                   1,971              209

Altana                                                      398               20

AMB                                                          53                4

BASF                                                      3,076              192

Bayer                                                     3,803              108

Bayerische Hypo-und Vereinsbank *                         2,851               56

Beiersdorf, Series A                                         89                8

BMW                                                       1,553               66

Celesio                                                     208               15

Commerzbank *                                             2,361               43

Continental                                                 695               38

DaimlerChrysler                                           5,285              218

Degussa (ss.)                                               182                7

Depfa Bank                                                1,815               27

Deutsche Bank                                             2,987              227

Deutsche Boerse                                             606               30

Deutsche Lufthansa *                                      1,417               19

Deutsche Post                                             2,348               46

Deutsche Postbank *                                         346               14

Deutsche Telekom *                                       16,589              318

E.On                                                      3,654              297

Fresenius                                                    38                3

Fresenius Medical Care                                      180               14

Hannover Rueckversicherung (ss.)                            291                9

Heidelberger Druckmaschinen *                               446               13

Heidelberger Zement                                         245               12

Henkel                                                      213               15

Hypo Real Estate *                                          669               25

Infineon Technologies *                                   3,940               43

Karstadt (ss.)                                              344                4

Linde                                                       471               28

MAN                                                         543               19

Merck                                                        70                4

METRO                                                       854               41

MLP                                                         436                7

Munich Re                                                 1,198              117

Puma                                                         64               16

RWE                                                       2,102              111

SAP                                                       1,216              207

Schering                                                  1,056               68

Siemens                                                   4,701              350

Suedzucker                                                  435                8

T-Online International *                                  1,443               17

ThyssenKrupp                                              1,982               37

TUI (ss.)                                                   703               15

Volkswagen                                                1,262               56

                                                                           3,234

Preferred Stocks   0.2%

Fresenius                                                   114               10

Fresenius Medical Care                                      122                7

Henkel (Non-voting shares)                                  327               24

Porsche                                                      46               29

Wella AG                                                     82                9

                                                                              79

Total Germany (Cost $3,094)                                                3,313


GREECE   0.5%

Common Stocks   0.5%

Alpha Bank                                                1,204               34

Bank of Piraeus                                           1,292               17

Coca-Cola Hellenic Bottling                                 419                9

Commercial Bank of Greece                                   367               10

Cosmote                                                     680               12

EFG Eurobank Ergasias                                     1,203               33

Greek Organization of Football Prognostics                  820               17

Hellenic Petroleum                                          522                5

Hellenic Telecommunications Organization                  1,943               30

National Bank of Greece                                   1,406               39

Public Power                                                560               14

Titan Cement *                                              300                8

Total Greece (Cost $175)                                                      28


HONG KONG   2.3%

Common Stocks   2.3%

Asia Aluminum Holdings                                    8,000                1

Asia Satellite Telecommunications                           500                1

ASM Pacific Technology                                    1,500                5

Bank of East Asia                                         7,600               22

Beijing Enterprises Holdings                              2,000                2

BOC Hong Kong                                            22,500               41

Cafe De Coral                                             2,000                2

Cathay Pacific Airways                                    7,000               12

Chaoda Modern Agriculture (ss.)                           2,100                1

Cheung Kong Holdings                                      9,000               75

Cheung Kong Infrastructure Holdings                       4,000               11

China Everbright (ss.)                                    2,000                1

China Merchants Holdings                                  6,000                9

China National Aviation                                   4,000                1

China Resources Power Holdings                            4,000                2

China Travel International Investment                    10,000                3

CITIC International Financial                            12,000                5

CLP                                                       9,700               56

CNPC Hong Kong                                           10,000                2

COFCO International                                       2,000                1

Cosco Pacific                                             6,000               10

Dah Sing Financial                                          400                3

Dairy Farm International (USD)                            4,500               11

Denway Motors                                            22,000                7

Esprit Holdings                                           4,500               24

First Pacific *                                          12,000                3

Fountain Set Holdings                                     2,000                1

Giordano                                                  8,000                4

Great Eagle                                               1,000                2

Guangdong Investment                                      4,000                1

Guoco Group                                               1,000                8

Hang Lung Development (ss.)                               5,000                8

Hang Lung Properties                                      7,000               10

Hang Seng Bank                                            4,000               53

Henderson Investor                                        5,000                7

Henderson Land Development                                4,000               19

Hengan International Group                                4,000                2

Hong Kong & China Gas                                    21,930               42

Hong Kong & Shanghai Hotels                               5,000                4

Hong Kong Aircraft Engineering                              400                2

Hong Kong Electric                                        8,500               38

Hong Kong Exchanges & Clearing                            6,000               14

Hong Kong Land (USD)                                     10,000               21

Hopewell Highway Infrastructure                           3,500                2

Hopewell Holdings                                         4,000                9

Hung Hing Printing Group                                  2,000                2

Hutchison Harbour Ring                                    6,000                1

Hutchison Whampoa                                        17,000              131

Hysan Development                                         4,000                7

i-Cable Communication                                     2,200                1

Industrial & Commercial Bank of China                     3,000                4

Interchina Holdings *                                    10,000                0

International Bank of Asia                                2,000                1

iShares MSCI Hong Kong (USD)                              2,100               23

Jardine Matheson (USD)                                    2,000               30

Jardine Strategic (USD)                                   1,500               10

JCG Holdings                                              2,000                2

Johnson Electric                                         10,500               10

Kerry Properties                                          1,500                3

Kingboard Chemical Holdings, Warrants, 12/31/06 *           200                0

Kingboard Chemical Holdings (ss.)                         2,000                4

Kowloon Motor Bus Holdings                                2,000                9

Lee & Man Paper Manufacturing                             2,000                1

Legend                                                   16,000                6

Li & Fung                                                10,000               15

Liu Chong Hing Bank                                       1,000                1

Mandarin Oriental International (USD) *                   6,000                4

MTR                                                       9,000               13

New World Development                                    12,000               10

Next Media *                                              2,000                1

NWS Holdings                                              5,000                7

Oriental Press Group                                      2,000                1

PCCW Limited *                                           21,200               13

SCMP Group                                                6,000                2

Shangri-La Asia (ss.)                                     6,000                7

Shenzhen International                                   22,500                1

Shenzhen Investment                                       2,000                0

Shun Tak Holdings (ss.)                                   8,000                5

Sino Land (ss.)                                          12,000               10

Skyworth Digital Holdings                                 6,000                2

Smartone Telecommunications                               1,000                1

Sun Hung Kai Properties                                  10,000               92

Swire Pacific, Series A                                   4,500               32

Swire Pacific, Series B                                   7,500                9

TCL Communication Technology *                            1,600                0

Techtronic Industries (ss.)                               6,000               12

Television Broadcast                                      2,000                9

Texwinca Holdings                                         2,000                2

Tingyi Holding                                            6,000                1

Wharf                                                     6,000               20

Wheelock                                                  4,000                6

Wing Hang Bank                                            1,500               10

Wing Lung Bank                                              600                5

Yue Yuen Industrial                                       5,500               14

Total Hong Kong (Cost $1,003)                                              1,108


IRELAND   0.7%

Common Stocks   0.7%

Allied Irish Banks                                        4,755               83

Anglo Irish Bank                                          1,783               34

Bank of Ireland (Dublin Listing)                          5,289               72

CRH                                                       2,826               68

Elan *                                                    2,026               52

Irish Life & Permanent                                    1,441               24

Kerry Group                                                 811               18

Total Ireland (Cost $290)                                                    351


ITALY   4.4%

Common Stocks   4.4%

AEM                                                       3,698                8

Alleanza Assicurazioni                                    2,303               27

Assicurazioni Generali                                    6,723              199

Autogrill *                                                 653               10

Autostrade *                                              1,510               33

Banca Antonveneta *                                       1,486               31

Banca Carige                                              2,465               10

Banca Fideuram (ss.)                                      1,594                8

Banca Intesa                                             23,390               96

Banca Lombarda                                            1,670               21

Banca Monte dei Paschi di Siena                           6,414               19

Banca Nazionale Lavoro (ss.)                              8,289               19

Banca Popol Emilia Romagna *                                389               17

Banca Popolare di Lodi                                    1,476               16

Banche Poplari Unite                                      1,766               31

Banco Popolare di Verona e Novara                         1,954               35

Benetton                                                    429                5

Bulgari                                                     760                8

Capitalia                                                 8,460               32

Edison *                                                  6,357               13

Enel (ss.)                                               23,845              216

ENI S.p.A.                                               15,826              359

Fiat *                                                    3,089               22

FinecoGroup *                                             1,548               11

Finmeccanica                                             33,135               26

Fondiaria-Sai                                               509               12

Gruppo Editoriale L'Espresso                              1,134                6

Ifil                                                      2,665               10

Italcementi                                                 561                9

Italcementi-RNC                                             382                4

Luxottica Group                                             698               13

Mediaset                                                  3,113               35

Mediobanca                                                2,153               30

Mediolanum (ss.)                                          1,145                7

Pirelli (ss.)                                            13,151               15

RAS                                                       1,768               37

RCS MediaGroup                                            2,890               14

Saipem                                                    2,550               29

San Paolo IMI                                             5,535               70

Seat Pagine Gialle                                       21,372                7

Snam Rete Gas                                             5,020               25

Telecom Italia                                           56,997              190

TIM SpA                                                  21,702              128

Telecom Italia-RNC                                       25,539               64

Terna                                                     5,290               13

UniCredito Italiano                                      24,028              129

Unipol                                                      811                3

                                                                           2,122

Preferred Stocks   0.0%

Unipol *                                                  1,920                5

                                                                               5

Total Italy (Cost $1,871)                                                  2,127


JAPAN   20.8%

Common Stocks   20.8%

ABC-Mart                                                    100                2

ACOM                                                        400               25

Advantest                                                   400               28

AEON                                                      2,600               42

AEON Credit Service (ss.)                                   100                7

AIFUL                                                       200               20

Aioi Insurance                                            2,000                8

Aisin Seiki                                               1,000               22

Ajinomoto                                                 4,000               44

Alfresa Holdings (ss.)                                      100                4

All Nippon Airways (ss.)                                  9,000               28

Alps Electric                                             1,000               12

Amada                                                     1,000                5

Aoyama Trading                                              200                4

Arisawa Manufacturing                                       100                4

Asahi Breweries                                           2,000               21

Asahi Glass                                               5,000               46

Asahi Kasei                                               6,000               26

Asatsu-DK (ss.)                                             100                3

Awa Bank                                                  2,000               12

Bandai                                                      400                9

Bank of Fukuoka (ss.)                                     2,000               11

Bank of Kyoto (ss.)                                       1,000                7

Bank of Nagoya                                            2,000               10

Bank of Yokohama                                          5,000               30

Benesse (ss.)                                               300                8

Bosch Automotives                                         1,000                5

Bridgestone                                               3,000               54

Brother Industries                                        1,000                9

Canon                                                     5,000              247

Casio Computer                                            1,000               12

Central Glass (ss.)                                       1,000                7

Central Japan Railway (ss.)                                   5               40

Chiba Bank (ss.)                                          3,000               19

Chiyoda *                                                 1,000                8

Chubu Electric (ss.)                                      2,900               63

Chugai Pharmaceutical                                     1,900               30

Chugoku Electric Power                                    1,500               26

Circle K Sunkus *                                           100                2

Citizen Watch                                             1,000                9

Coca-Cola West Japan                                        100                2

Cosmo Oil (ss.)                                           2,000                6

Credit Saison                                               800               26

CSK (ss.)                                                   300               12

Dai Nippon Printing                                       3,000               41

Daicel Chemical Industries                                1,000                5

Daido Steel                                               1,000                3

Daiei *                                                   1,500                3

Daihatsu Motor (ss.)                                      1,000                7

Daiichi Pharmaceutical                                    1,200               23

Daikin Industries                                         1,000               24

Daimaru (ss.)                                             1,000                7

Dainippon Ink & Chemicals                                 9,000               20

Dainippon Pharmaceutical (ss.)                            1,000                9

Dainippon Screen                                          1,000                5

Daishi Bank                                               1,000                3

Daito Trust Construction (ss.)                              600               25

Daiwa House Industry                                      2,000               20

Daiwa Securities                                          7,000               43

Denki Kagaku Kogyo Kabushiki Kaisha                       3,000                9

Denso                                                     2,300               55

Dentsu                                                        7               19

Don Quijote                                                 100                6

Dowa Mining (ss.)                                         1,000                6

East Japan Railway                                           16               84

Ebara Section                                             1,000                5

Eisai                                                     1,200               35

FamilyMart                                                  400               11

Fanuc (ss.)                                                 900               54

Fast Retailing                                              300               19

Fuji Electric                                             5,000               13

Fuji Heavy Industries                                     4,000               19

Fuji Photo Film                                           2,000               68

Fuji Soft ABC                                               200                6

Fuji Television Network                                       2                5

Fujikura (ss.)                                            2,000                9

Fujisawa Pharmaceutical                                   1,000               26

Fujitsu                                                   8,000               48

Fukuyama Transporting                                     1,000                4

Funai Electric                                              100               13

Furukawa Electric (ss.)                                   2,000                8

Futaba (ss.)                                                100                2

Global Media Online *                                       100                2

Goodwill Group                                                2                4

Gunma Bank                                                2,000               10

Gunze Limited                                             1,000                5

Hachijuni Bank                                            2,000               12

Hamamatsu Photonics (ss.)                                   100                2

Hankyu *(ss.)                                             4,000               14

Hankyu Department Stores                                  1,000                7

Hanshin Electric Railway                                  1,000                3

Heiwa                                                       700               11

Hikari Tsushin                                              100                6

Hino Motors                                               1,000                7

Hirose Electric (ss.)                                       200               20

Hiroshima Bank (ss.)                                      2,000                9

Hitachi                                                  13,000               82

Hitachi Cable                                             1,000                4

Hitachi Capital (ss.)                                       100                2

Hitachi Chemical                                            300                5

Hitachi Construction Machinery                              400                5

Hokkaido Electric Power                                     800               15

Hokkoku Bank                                              1,000                4

Hokugin Financial Group                                  15,000               34

Hokuriku Electric Power                                     800               14

Honda                                                     3,700              179

Hoya                                                        400               41

Hyakujushi Bank                                           1,000                6

Ibiden                                                      500                8

Invoice *                                                    19                3

Invoice, Warrants, 9/30/05 *                                 19                0

Isetan (ss.)                                                700                7

iShares MSCI Japan (USD)                                 16,800              167

Ishikawajima Harima Heavy Industries (ss.)                6,000                8

Isuzu Motors *B692 (ss.)                                  4,000               11

Ito (ss.)                                                   100                5

Ito-Yokado                                                2,000               72

Itochu *(ss.)                                             6,000               26

Itochu Techno-Science (ss.)                                 100                4

Iyo Bank                                                  1,000                7

Izumi                                                       100                2

Jafco (ss.)                                                 200               10

Japan Airlines System *                                   4,000               11

Japan Petroleum Exploration                                 100                4

Japan Tobacco                                                 5               44

JFE Holdings                                              2,200               59

JGC (ss.)                                                 1,000               11

Joyo Bank                                                 3,000               13

JSAT                                                          1                3

JSR                                                       1,000               18

Juroku Bank                                               1,000                4

Kagoshima Bank                                            1,000                6

Kajima                                                   11,000               42

Kamigumi                                                  1,000                7

Kaneka                                                    1,000               10

Kansai Electric Power                                     3,800               71

Kansai Paint (ss.)                                        1,000                6

Kao (ss.)                                                 3,000               69

Katokichi                                                   100                2

Kawasaki Heavy Industries                                 6,000               10

Kawasaki Kisen Kaisha                                     5,000               33

KDDI                                                         17               82

Keihin Electric Express Railway (ss.)                     2,000               12

Keio Electric Railway                                     2,000               11

Keyence                                                     200               45

Kikkoman (ss.)                                            1,000                9

Kinden (ss.)                                              1,000                7

Kinki Nippon Railways (ss.)                               7,000               22

Kirin Beverage *                                            100                2

Kirin Brewery                                             4,000               36

Kobe Steel                                               10,000               14

Koei                                                      1,300               30

Kokuyo (ss.)                                                500                5

Komatsu                                                   5,000               33

Komeri (ss.)                                                100                2

Konami                                                      500               11

Konica Minolta Holdings                                   2,000               27

Kose                                                        100                4

Kubota                                                    3,000               14

Kuraray                                                   2,000               16

Kuraya Sanseido (ss.)                                       500                5

Kurita Water Industries                                     500                7

Kyocera                                                   1,000               73

Kyowa Hakko Kogyo                                         2,000               14

Kyushu Electric Power                                     1,700               34

Lawson                                                      400               13

Leopalace21                                                 500                9

Lion Corp (ss.)                                           1,000                5

Mabuchi Motor                                               200               15

Makita (ss.)                                              1,000               14

Marubeni                                                  6,000               16

Marui                                                     2,000               25

Maruichi Steel Tube (ss.)                                 2,000               32

Matsui Securities                                           200                5

Matsumotokiyoshi                                            200                5

Matsushita Electric Industrial                           13,000              188

Matsushita Electric Works (ss.)                             671                6

Mazda Motor                                               3,000                9

Meiji Dairies                                             1,000                6

Meiji Seika Kaisha (ss.)                                  1,000                4

Meitec (ss.)                                                200                8

Millea                                                        7               92

Minebea                                                   2,000                8

Misumi (ss.)                                                100                3

Mitsubishi                                                6,000               66

Mitsubishi Chemical                                       9,000               26

Mitsubishi Electric                                       8,000               37

Mitsubishi Estate (ss.)                                   5,000               53

Mitsubishi Gas Chemical (ss.)                             1,000                4

Mitsubishi Heavy Industries                              17,000               48

Mitsubishi Logistics                                      1,000                9

Mitsubishi Materials                                      4,000                8

Mitsubishi Rayon                                          2,000                6

Mitsubishi Securities (ss.)                               1,000                9

Mitsubishi Tokyo Financial                                   17              144

Mitsui                                                    6,000               50

Mitsui Chemical                                           3,000               15

Mitsui Engineering & Shipbuilding (ss.)                   3,000                5

Mitsui Fudosan (ss.)                                      4,000               42

Mitsui Mining & Smelting                                  4,000               16

Mitsui O.S.K. Lines                                       5,000               30

Mitsui Sumitomo Insurance                                 8,000               66

Mitsui Trust                                              3,000               21

Mitsukoshi                                                2,000                9

Mitsumi Electric                                            400                5

Mizuho Financial Group                                       46              177

Mizuho Investors Securities *                             2,000                4

Mizuho Trust & Banking (ss.)                             14,000               23

Murata Manufacturing                                      1,200               57

Musashino Bank                                              100                4

Nagoya Railroad (ss.)                                     3,000               10

Namco                                                       200                2

Namco, Warrants, 11/23/04 *                                 200                2

NEC                                                       7,000               39

NEC Electronics                                             100                5

Net One Systems                                               2                8

NGK Insulators                                            1,000                8

NGK Spark Plug (ss.)                                      1,000               10

NHK Spring                                                1,000                7

Nichicon                                                    200                2

Nichirei Corp.                                            1,000                3

Nidec                                                       100               11

Nikko Cordial                                             8,000               36

Nikon                                                     1,000               10

Nintendo                                                    500               56

Nippon Broadcasting System                                   30                1

Nippon Express                                            4,000               19

Nippon Light Metal                                        2,000                5

Nippon Meat Packer                                        1,000               12

Nippon Mining Holdings                                    3,500               17

Nippon Oil                                                6,000               38

Nippon Paint                                              1,000                4

Nippon Sheet Glass                                        1,000                3

Nippon Shokubai                                           1,000                7

Nippon Steel                                             27,000               63

Nippon Telegraph & Telephone                                 27              115

Nippon Television Network                                    10                1

Nippon Unipac (ss.)                                           4               18

Nippon Yusen                                              4,000               20

Nipponkoa Insurance                                       3,000               17

Nishi-Nippon Bank                                         3,000               13

Nishi-Nippon Railroad                                     1,000                3

Nissan Chemical Industries                                1,000                8

Nissan Motor                                             11,700              132

Nissay Dowa General Insurance                             1,000                5

Nisshin Seifun Group                                      1,000               10

Nisshin Steel                                             5,000               11

Nisshinbo Industries                                      1,000                7

Nissin Food Products                                        400               10

Nitori (ss.)                                                 50                3

Nitto Denko                                                 700               33

NOK (ss.)                                                 1,000               30

Nomura                                                   10,000              123

Nomura Research Institute                                   200               17

NSK (ss.)                                                 2,000                9

NTN (ss.)                                                 2,000               11

NTT Data                                                      6               16

NTT DoCoMo                                                  104              183

Obayashi                                                  3,000               16

Odakyu Electric Railway (ss.)                             3,000               16

Ogaki Kyoritsu Bank                                       1,000                5

Oji Paper (ss.)                                           5,000               29

Oki Electric Industry *(ss.)                              3,000               10

Olympus Optical (ss.)                                     1,000               19

Omron                                                     1,000               23

Ono Pharmaceutical                                          300               14

Onward Kashiyama                                          1,000               13

Oracle Japan (ss.)                                          100                5

Orient *                                                  2,000                5

Oriental Land (ss.)                                         300               18

Orix (ss.)                                                  400               47

Osaka Gas                                                 9,000               26

Otsuka *                                                    100                5

Park24 (ss.)                                                100                1

Park24, Warrants, 12/22/04 *                                100                2

Pasona *                                                      1                3

Pioneer                                                     700               13

Promise                                                     550               35

Q.P. Corporation (ss.)                                      300                3

Resona Holdings *                                        22,000               36

Ricoh                                                     3,000               56

Rinnai (ss.)                                                100                3

Rohm                                                        600               62

Ryohin Keikaku                                              100                4

Sagami Railway                                            1,000                3

San In Godo Bank                                          1,000                8

Sanken Electric (ss.)                                     1,000               12

Sankyo                                                    1,600               33

Sankyo/Gunma                                                300               12

Sankyo Seiki Manufacturer *                               1,000               10

Santen Pharmaceutical                                       300                5

Sanyo Electric (ss.)                                      7,000               22

Sanyo Shinpan Finance                                       100                6

Sapporo Breweries                                         1,000                4

Sapporo Hokuyo                                                1                7

Secom                                                     1,000               36

Sega Sammy Holdings *(ss.)                                  312               14

Seibu Railway (ss.)                                       1,000                5

Seiko Epson                                                 800               33

Seino Transportation (ss.)                                1,000                9

Seiyu *(ss.)                                              1,000                2

Sekisui Chemical                                          2,000               13

Sekisui House                                             3,000               31

Seven-Eleven Japan                                        2,000               58

SFCG                                                         30                6

Sharp (ss.)                                               4,000               55

Shiga Bank                                                1,000                5

Shikoku Bank                                              1,000                6

Shikoku Electric Power (ss.)                              1,000               18

Shima Seiki Manufacturing (ss.)                             100                3

Shimachu                                                    100                2

Shimadzu                                                  1,000                6

Shimamura (ss.)                                             100                7

Shimano                                                   1,500               37

Shimizu (ss.)                                             3,000               13

Shin-Etsu Chemical                                        1,800               68

Shinko Electric Industries (ss.)                            100                3

Shinko Securities (ss.)                                   4,000               11

Shinsei Bank (ss.)                                        4,000               26

Shionogi & Co.                                            1,000               16

Shiseido (ss.)                                            2,000               26

Shizuoka Bank                                             3,000               25

Showa Denko                                               5,000               12

Showa Shell Sekiyu                                          600                5

Sky Perfect Communications                                    2                2

Skylark (ss.)                                               400                7

SMBS Friend Securities *                                    500                3

SMC                                                         300               32

Softbank                                                    900               41

Softbank Investment                                           9                3

Sohgo Security Services (ss.)                             2,100               29

Sompo Japan Insurance                                     4,000               35

Sony                                                      4,800              167

Square Enix (ss.)                                           100                3

Stanley Electric                                            300                5

Sumisho Computer Systems (ss.)                            1,100               23

Sumisho Lease                                               100                4

Sumitomo                                                  5,000               37

Sumitomo Bakelite (ss.)                                   2,000               12

Sumitomo Chemicals                                        6,000               29

Sumitomo Electric Industries (ss.)                        3,000               28

Sumitomo Forestry                                         1,000                9

Sumitomo Heavy Industries *(ss.)                          2,000                6

Sumitomo Metal Industries                                18,000               22

Sumitomo Metal Mining                                     3,000               20

Sumitomo Mitsui Financial                                    23              149

Sumitomo Osaka Cement                                     3,000                7

Sumitomo Realty & Development                             2,000               22

Sumitomo Rubber Industries                                2,000               17

Sumitomo Trust & Banking (ss.)                            6,000               35

Suruga Bank                                               1,000                8

Suzuken                                                     100                2

Suzuki Motor                                              2,000               35

T&D Holdings *                                              950               42

Taiheiyo Cement                                           6,000               14

Taisei                                                    3,000               11

Taisho Pharmaceutical                                     1,000               18

Taiyo Nippon Sanso (ss.)                                  1,000                5

Taiyo Yuden                                               1,000               10

Takara Holdings (ss.)                                     1,000                6

Takashimaya                                               1,000                9

Takeda Chemical Industries                                3,500              169

Takefuji (ss.)                                              300               19

Tanabe Seiyaku                                            1,000                9

TDK                                                         500               35

Teijin                                                    3,000               12

Teikoku Oil (ss.)                                         1,000                6

TEPCO                                                     5,400              122

Terumo                                                      700               17

The 77 Bank                                               1,000                6

The Chugoku Bank                                          1,000               10

The Higo Bank                                             1,000                6

The Hyakugo Bank                                          2,000               11

The Yokohama Rubber Company                               1,000                4

THK (ss.)                                                   600               10

Tobu Railway                                              3,000               11

Toda Corp.                                                1,000                4

Toho                                                        600                9

Toho Gas                                                  2,000                6

Tohoku Electric Power                                     1,900               32

Tokuyama Corp.                                            1,000                5

Tokyo Electron                                              700               38

Tokyo Gas                                                11,000               41

Tokyo Steel Manufacturing                                   500                8

Tokyo Style                                               1,000               11

Tokyo Tatemono *                                          1,000                6

Tokyu                                                     4,000               18

Tokyu Land                                                1,000                3

Tomen *(ss.)                                              3,000                4

Tonen General Sekiyu (ss.)                                2,000               17

Toppan Forms (ss.)                                          100                1

Toppan Printing (ss.)                                     3,000               29

Toray Industries                                          5,000               23

Toshiba (ss.)                                            12,000               48

Tosoh                                                     2,000                8

Tostem Inax Holding (ss.)                                 1,000               18

Toto (ss.)                                                1,000                9

Toyo Information                                            200                7

Toyo Seikan Kaisha                                        1,000               16

Toyobo                                                    3,000                7

Toyoda Gosei                                              1,100               21

Toyota Industries                                           600               14

Toyota Motor (ss.)                                       14,200              553

Toyota Tsusho (ss.)                                       1,000               13

Trend Micro (ss.)                                           500               24

TV Asahi                                                      1                2

Ube Industries                                            3,000                4

UFJ *(ss.)                                                   20               93

UFJ Tsubasa Securities                                    2,000                8

ULVAC *                                                     100                2

Uni-Charm (ss.)                                             200               10

UNY                                                       1,000               10

Ushio                                                     1,000               17

USS (ss.)                                                   120               10

Wacoal                                                     1,000              11

West Japan Railway                                            8               32

World Company                                               100                3

Yahoo Japan *                                                 7               32

Yahoo Japan (Bonus shares) *                                  5               22

Yakult Honsha (ss.)                                       1,000               16

Yamada Denki (ss.)                                          400               14

Yamaguchi Bank                                            1,000               10

Yamaha                                                      700               11

Yamaha Motor                                              1,000               15

Yamanouchi Pharmaceutical                                 1,900               70

Yamato Transport                                          2,000               27

Yamazaki Baking                                           2,000               18

Yaskawa Electric                                          1,000                5

Yokogawa Electric (ss.)                                   1,000               13

Yoshinoya D&C                                                 1                2

Zeon                                                      1,000                8

Total Japan (Cost $9,554)                                                 10,072


NETHERLANDS   4.9%

Common Stocks   4.9%

ABN Amro Holdings                                         8,641              207

Aegon                                                     8,021               88

Akzo Nobel                                                1,508               57

ASML Holding *                                            2,547               36

Corio                                                       274               14

DSM                                                         429               23

Euronext                                                    657               19

European Aeronautic Defense & Space (ss.)                 1,704               49

Fortis (Unified shares)                                   2,916               74

Heineken                                                  1,440               45

Heineken Holding                                            513               14

ING Groep GDS                                            11,406              302

Koninklijke Numico *                                        877               29

Philips Electronics                                       6,911              163

Randstad Holding *                                          470               16

Reed Elsevier                                             3,935               52

Rodamco Europe                                              396               27

Royal Ahold *                                             8,369               58

Royal Dutch Petroleum                                    11,075              601

Royal KPN                                                13,393              107

STMicroelectronics                                        3,625               67

TPG                                                       2,450               59

Unilever GDS (ss.)                                        3,015              175

VNU                                                       1,332               36

Wolters Kluwer GDS                                        1,579               29

Total Netherlands (Cost $2,367)                                            2,347


NEW ZEALAND   0.2%

Common Stocks   0.2%

Air New Zealand *                                           395                0

Auckland International Airport                              892                4

Briscoe Group                                                95                0

Carter Holt Harvey                                        3,779                6

Contact Energy                                            1,048                4

Fisher & Paykel Appliances                                1,226                3

Fisher & Paykel Healthcare                                  985                2

Fletcher Building                                         1,900                7

Independent Newspapers                                    3,598               13

Infratil Limited                                          1,016                2

Infratil Limited, Warrants, 7/10/09 *                       203                0

Kiwi Income Property Trust, Equity Units                  6,039                5

NGC Holdings                                              1,302                3

Port of Tauranga                                             94                0

Ports of Auckland                                            30                0

Sanford                                                     733                2

Sky City                                                  2,054                6

Sky Network Television *                                    136                1

Telecom Corporation of New Zealand                        9,865               39

Tower *                                                   2,200                4

Warehouse Group                                           1,391                4

Westpac Trust Investments                                   165                2

                                                                             107

Preferred Stocks   0.0%

Tenon Limited *                                             877                1

                                                                               1

Total New Zealand (Cost $81)                                                 108


NORWAY   0.5%

Common Stocks   0.5%

DNB Holding                                               5,147               44

Norsk Hydro                                               1,050               77

Norske Skogsindustrier                                      684               12

Orkla, Series A                                           1,095               31

Statoil ASA                                               2,297               33

Storebrand ASA                                            1,817               14

Telenor                                                   4,601               37

Yara International *                                      1,152               12

Total Norway (Cost $191)                                                     260


PORTUGAL   0.4%

Common Stocks   0.4%

Banco BPI (ss.)                                           2,741               11

Banco Comercial Portugues                                12,766               30

Banco Espirito Santo                                        374                6

Brisa-Auto Estradas de Portugal                           2,239               18

CIMPOR                                                      907                5

Electricidade de Portugal (ss.)                          11,555               34

Portugal Telecom                                          6,621               75

PT Multimedia-Servicos de Telecomunicacoes e Multimedia     255                6

Total Portugal (Cost $157)                                                   185


SINGAPORE   0.9%

Common Stocks   0.9%

Allgreen Properties                                       1,000                1

BIL International *                                       9,500                6

Capitacommercial, REIT *                                    400                0

CapitaLand                                                4,000                4

Capitamall Trust, REIT                                    4,000                4

Chartered Semiconductor Manufacturing *                   3,000                2

China Aviation Oil Singapore Corporation                  1,400                1

City Developments                                         3,000               11

ComfortDelGro Corporation                                10,012                9

Creative Technology                                         350                4

Cycle & Carriage                                          1,000                5

Datacraft Asia (USD) *                                    3,000                2

DBS Group                                                 6,000               56

Elec & Eltek (USD)                                        1,400                4

Fortune, REIT (HKD)                                       2,000                2

Fraser & Neave                                            1,000                8

Haw Par                                                   1,103                3

Hong Leong Finance                                        1,000                2

iShares MSCI Singapore (USD)                              1,100                8

Keppel                                                    4,000               19

MobileOne Limited                                         5,000                5

NatSteel                                                  4,000                5

Neptune Orient Lines                                      3,000                5

Noble Group                                               4,000                3

Overseas Chinese Banking                                  5,000               41

Pacific Century Regional Developments *                   3,600                1

Parkway                                                   2,000                2

People's Food Holdings                                    2,000                1

Sembcorp                                                  3,000                3

Sembcorp Logistics                                        2,000                3

Sembcorp Marine                                           7,000                4

Singapore Airlines                                        3,000               19

Singapore Exchange                                        4,000                4

Singapore Land                                            1,000                3

Singapore Post                                            6,000                3

Singapore Press                                           8,500               24

Singapore Technologies Engineering                        6,000                7

Singapore Telecommunications                             33,642               49

Singapore Telecommunications CUFS GDR (AUD)               1,237                2

SMRT                                                      2,000                1

ST Assembly Test Services *                               4,000                2

United Industrial                                         5,000                3

United Overseas Bank                                      6,520               53

United Overseas Land *                                    2,000                3

Venture Manufacturing                                     1,000                9

Want Want Holdings (USD)                                  8,000                8

Wing Tai Holdings *                                       1,000                1

Total Singapore (Cost $372)                                                  415


SPAIN   3.9%

Common Stocks   3.9%

Abertis Infraestructuras (ss.)                            1,951               36

Abertis Infraestructuras, Series A *                         85                2

Acciona (ss.)                                               136               10

Acerinox (ss.)                                            1,387               19

ACS Actividades                                           1,876               36

Alba (ss.)                                                  159                5

Altadis, Series A                                         1,533               56

Amadeus Global Travel Distribution (ss.)                  1,866               15

Antena 3 Television *                                       104                7

Banco Bilbao Vizcaya Argentaria (ss.)                    17,806              279

Banco de Sabadell (ss.)                                   1,617               35

Banco Popular Espanol                                     1,062               60

Banco Santander Central Hispano (ss.)                    24,657              275

Bankinter (ss.)                                             397               18

Cia Espanola de Petroleos                                   347               13

Corporacion Mapfre (ss.)                                    560                7

Endesa (ss.)                                              5,572              113

FCC                                                         281               11

Gamesa                                                      570                8

Gas Natural (ss.)                                         1,168               32

Gestevision Telecino *                                      520               10

Grupo Ferrovial (ss.)                                       360               16

Iberdrola                                                 4,756              104

Inditex (ss.)                                             1,280               32

Promotora de Informaciones                                  410                8

Repsol                                                    6,436              139

Sacyr Vallehermoso (ss.)                                    703               11

Sogecable *                                                 497               20

Telefonica                                               26,022              429

Terra Networks *(ss.)                                     1,811                7

Union Electrica Fenosa                                    1,608               39

Zardoya Otis                                                460               10

Total Spain (Cost $1,533)                                                  1,862


SWEDEN   2.4%

Common Stocks   2.4%

Ainax AB *(ss.)                                             122                4

Assa Abloy (ss.)                                          1,788               24

Atlas Copco, Series A (ss.)                                 671               28

Atlas Copco, Series B                                       244                9

Electrolux, Series B                                      1,493               28

ForeningsSparbanken, Series A                             2,088               44

Gambro, Series A                                          1,314               15

Gambro, Series B (ss.)                                      455                5

Hennes & Mauritz, Series B                                1,539               45

Holmen, Series B (ss.)                                      302                9

Industrivarden, Series A                                    834               18

Industrivarden, Series C                                    174                3

Investor, Series A                                          915               10

Investor, Series B                                        3,103               34

iShares MSCI Sweden (USD)                                   800               15

LM Ericsson, Series B *                                  81,005              235

NORDEA                                                   15,369              133

Sandvik, Series A                                         1,388               52

Scania, Series B                                            527               19

SEB, Series A                                             3,556               59

Securitas, Series B                                       1,787               24

Skandia Forsakrings                                       5,377               20

Skanska                                                   2,045               22

SKF, Series A                                               101                4

SKF, Series B                                               496               19

SSAB Svenskt Stal, Series A                                 292                6

SSAB Svenskt Stal, Series B                                 203                4

Svenska Cellulosa, Series B                               1,027               38

Svenska Handelsbanken, Series A                           3,427               74

Swedish Match                                             1,791               20

Tele2, Series B (ss.)                                       710               24

TeliaSonera (ss.)                                         6,066               33

TeliaSonera (EUR)                                         1,303                7

Volvo, Series A                                             645               24

Volvo, Series B                                           1,676               63

Total Sweden (Cost $971)                                                   1,171


SWITZERLAND   6.6%

Common Stocks   6.6%

ABB *                                                    10,745               62

Adecco                                                      731               35

Baloise                                                     291               12

Ciba Specialty Chemicals *                                  380               26

Clariant                                                  1,209               16

Compagnie Financiere Richemont, Equity Units, Class A     2,747               78

Converium Holding                                           751                6

Credit Suisse Group *                                     6,154              210

Givaudan                                                     44               27

Holcim                                                      909               49

iShares MSCI Switzerland (USD)                            3,900               60

Julius Baer                                                  41               11

Keuhne & Nagel *                                             34                6

Lonza Group                                                 250               12

Nestle                                                    2,078              491

Nobel Biocare Holding                                       133               22

Novartis                                                 14,883              709

Pargesa Holdings                                             11               35

Roche Holding (Bearer shares)                               115               14

Roche Holding (Participation certificates)                3,668              375

Schindler Holding                                            16                6

Schindler Holding (Participation certificates)               20                6

Serono                                                       30               19

Societe Generale de Surveillance                             31               20

Straumann *                                                  36                7

Swatch (Bearer shares)                                      194               26

Swatch (Registered shares)                                  455               13

Swiss Life Holding *                                        141               18

Swiss Re                                                  1,692              104

Swisscom                                                    136               49

Syngenta *                                                  578               55

Synthes                                                     220               23

UBS                                                       6,606              476

Zurich Financial Services *                                 755              107

Total Switzerland (Cost $2,964)                                            3,185


THAILAND   0.0%

Common Stocks   0.0%

Total Access Communications (USD) *                         400                1

Total Thailand (Cost $1)                                                       1


UNITED KINGDOM   24.1%

Common Stocks   24.1%

3i Group                                                  3,226               34

Abbey National                                            7,787               90

Aegis                                                     6,766               13

Alliance & Leicester                                      2,412               38

Alliance Trust                                              186                9

Alliance UniChem                                          1,408               17

Allied Domecq                                             5,830               52

Amvescap                                                  4,254               23

Anglo American                                            7,614              167

Antofagasta                                                 442                8

Associated British Foods                                  2,097               27

Associated British Ports                                  1,742               15

AstraZeneca                                               8,755              359

Aviva                                                    11,550              115

AWG *                                                       776               10

BAA                                                       5,593               59

BAE Systems                                              16,008               70

Barclays                                                 34,074              333

BBA                                                       2,423               12

BG Group                                                 18,001              117

BHP Billiton PLC                                         12,997              132

BOC                                                       2,619               42

Boots Group                                               4,018               49

BP                                                      114,587            1,109

BPB                                                       2,610               20

Bradford & Bingley                                        3,409               17

Brambles Industries PLC                                   3,817               18

British Airways *                                         2,898               11

British America Tobacco                                   8,547              129

British Land                                              2,592               35

British Sky Broadcasting                                  7,651               71

BT Group                                                 45,155              154

Bunzl                                                     2,398               18

Burberry Group                                              810                6

Cable & Wireless                                         12,528               24

Cadbury Schweppes                                        10,851               90

Cairn Energy *                                              841               23

Capita                                                    3,510               23

Carnival                                                  1,108               59

Centrica                                                 20,303               90

Cobham                                                      586               15

Compass                                                  11,334               47

Corus *                                                  23,353               21

Daily Mail & General Trust                                1,511               20

Diageo                                                   15,732              210

Dixons                                                   10,223               32

Electrocomponents                                         2,335               12

EMAP                                                      1,352               19

EMI                                                       4,207               16

Enterprise Inns                                           1,844               21

Exel                                                      1,690               22

Foreign and Colonial Investment Trust                     5,403               18

Friends Provident                                        10,301               26

Gallaher                                                  3,435               43

GKN                                                       3,961               16

GlaxoSmithKline                                          31,027              653

Group 4 Securicor *                                       7,533               16

GUS                                                       5,297               87

Hammerson                                                 1,534               21

Hanson                                                    3,876               29

Hays                                                      9,577               23

HBOS                                                     20,474              274

HHG *                                                    14,619               12

Hilton Group                                              8,305               39

HSBC                                                     58,634              946

ICAP                                                      2,429               10

Imperial Chemical                                         6,262               24

Imperial Tobacco Group                                    3,844               90

InterContinental Hotels                                   3,726               46

International Power *                                     7,830               23

Invensys *                                               33,576                9

iShares MSCI United Kingdom (USD)                        11,300              190

ITV                                                      21,450               42

J Sainsbury                                               6,689               32

Jardine Lloyd Thomson Group                                 813                7

Johnson Matthey                                           1,157               20

Johnston Press                                            1,500               15

Kelda Group                                               1,996               20

Kesa Electricals                                          2,920               15

Kingfisher                                               12,192               68

Land Securities                                           2,448               54

Legal & General Group                                    34,136               62

Liberty International                                     1,700               27

Lloyds TSB                                               29,324              232

Logica CMG                                                4,189               14

Lonmin                                                      746               14

Man Group                                                 1,621               39

Marks & Spencer                                          10,094               66

Matalan                                                   1,523                6

Misys                                                     2,863               11

Mitchells & Butlers                                       2,797               15

mmO2 *                                                   45,658               88

National Grid Group                                      15,876              138

Next Group                                                1,392               43

Northern Rock                                             2,219               30

Old Mutual                                               20,203               43

Pearson                                                   4,197               46

Peninsular & Oriental Steam Navigation                    3,889               19

Persimmon                                                 1,516               17

Premier Farnell                                           1,971                7

Provident Financial                                       1,412               15

Prudential                                               12,073               88

Prudential, Rights *                                      1,613                3

Rank                                                      3,206               17

Reckitt Benckiser                                         3,667              101

Reed Elsevier                                             6,648               59

Rentokil Initial                                          9,549               27

Reuters                                                   7,509               51

Rexam                                                     2,884               23

Rio Tinto                                                 5,466              143

RMC                                                       1,407               22

Rolls-Royce Group *                                       8,879               42

Rolls-Royce Group, Class B *                            273,193                1

Royal & Sun Alliance                                     15,987               22

Royal Bank of Scotland                                   16,464              485

SABMiller                                                 5,268               76

Sage Group                                                6,749               23

Schroders                                                   868               10

Schroders (Non-Voting Shares)                               434                5

Scottish & Newcastle                                      4,692               35

Scottish & Southern Energy                                4,507               69

Scottish Mortgage Investment Trust                        2,117               12

Scottish Power                                            9,748               79

Severn Trent                                              1,805               30

Shell Transport & Trading                                50,773              399

Shire Pharmaceuticals                                     2,510               24

Signet Group                                              9,213               18

Slough Estates                                            2,200               18

Smith & Nephew                                            4,881               41

Smiths                                                    2,958               40

Standard Chartered                                        6,160              110

Tate & Lyle                                               2,542               20

Tesco                                                    40,484              213

TI Automotive *@                                            270                0

Tomkins                                                   4,127               19

Travis Perkins                                              680               17

Trinity Mirror                                            1,547               18

Unilever N.V.                                            14,637              123

United Business Media                                     2,023               18

United Utilities                                          3,382               36

United Utilities, Class A                                   984                7

Vodafone                                                352,165              902

WH Smith                                                  1,003                6

Whitbread                                                 1,558               23

William Hill                                              2,144               19

William Morrison Supermarkets                            13,993               58

Witan Investment Trust                                    1,844               10

Wolseley                                                  3,060               53

WPP Group                                                 6,214               62

Xstrata                                                   2,497               39

Yell Group                                                3,657               25

                                                                          11,664

Preferred Stocks   0.0%

ITV (Convertible shares) *                                  370                0

                                                                               0

Total United Kingdom (Cost $10,634)                                       11,664


SHORT-TERM INVESTMENTS   2.7%

Money Market Funds   2.7%

T. Rowe Price Reserve Investment Fund, 1.81% # !      1,288,308            1,288

Total Short-Term Investments (Cost $1,288)                                 1,288


SECURITIES LENDING COLLATERAL   8.2%

Money Market Pooled Account   8.2%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.788% #             3,967,482            3,967

Total Securities Lending Collateral (Cost $3,967)                          3,967


Total Investments in Securities

111% of Net Assets (Cost $49,258)                                        $53,624
                                                                         -------

(1)   Denominated in currency of country of incorporation unless otherwise noted

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at October 31, 2004 - See
      Note 2

!     Affiliated company - See Note 5.

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

AUD   Australian dollar

EUR   Euro

GDR   Global Depository Receipts

GDS   Global Depository Shares

HKD   Hong Kong dollar

REIT  Real Estate Investment Trust

USD   U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $1,288)                               $      1,288

  Other companies (cost $47,970)                                         52,336

  Total investments in securities                                        53,624

Other assets                                                              3,029

Total assets                                                             56,653

Liabilities

Obligation to return securities lending collateral                        3,967

Other liabilities                                                         4,346

Total liabilities                                                         8,313

NET ASSETS                                                         $     48,340
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $        630

Undistributed net realized gain (loss)                                     (479)

Net unrealized gain (loss)                                                4,367

Paid-in-capital applicable to 4,972,493 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       43,822

NET ASSETS                                                         $     48,340
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       9.72
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                        10/31/04

Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $80)                            $       829

  Securities lending                                                         16

  Total income                                                              845

Investment management and administrative expense                            171

Net investment income (loss)                                                674

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                 57

  Foreign currency transactions                                             (15)

  Net realized gain (loss)                                                   42

Change in net unrealized gain (loss)
  Securities                                                              4,063

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                    4,062

Net realized and unrealized gain (loss)                                   4,104

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $     4,778
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                       10/31/04         10/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $     674       $      306

  Net realized gain (loss)                                  42              (79)

  Change in net unrealized gain (loss)                   4,062            3,692

  Increase (decrease) in net assets from operations      4,778            3,919

Distributions to shareholders
  Net investment income                                   (338)            (174)

  Net realized gain                                        (26)               -

  Decrease in net assets from distributions               (364)            (174)

Capital share transactions *
  Shares sold                                           28,624            7,951

  Distributions reinvested                                 310              133

  Shares redeemed                                       (5,635)          (3,239)

  Redemption fees                                            5                1

  Increase (decrease) in net assets from capital
  share transactions                                    23,304            4,846

Net Assets

Increase (decrease) during period                       27,718            8,591

Beginning of period                                     20,622           12,031

End of period                                        $  48,340       $   20,622
                                                     ---------       ----------


(Including undistributed net investment income of $630 at 10/31/04 and $294 at 10/31/03)

*Share information
    Shares sold                                          3,090            1,104

    Distributions reinvested                                36               20

    Shares redeemed                                       (616)            (462)

    Increase (decrease) in shares outstanding            2,510              662

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
                                                                October 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund, a diversified, open-end management investment company is one portfolio established by the Corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the

T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.

Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2004, the value of loaned securities was $3,767,000; aggregate collateral consisted of $3,967,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $43,590,000 and $19,918,000, respectively, for the year ended October 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2004 totaled $364,000 and were characterized as ordinary income for tax purposes. At October 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                      $        5,985,000

Unrealized depreciation                                              (1,679,000)

Net unrealized appreciation (depreciation)                            4,306,000

Undistributed ordinary income                                           661,000

Capital loss carryforwards                                             (449,000)

Paid-in capital                                                      43,822,000

Net assets                                                   $       48,340,000
                                                             ------------------

Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $61,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of October 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended October 31, 2004, the fund utilized $45,000 of capital loss carryforwards. As of October 31, 2004, the fund had $80,000 of capital loss carryforwards that expire in fiscal 2009, $285,000 that expire in fiscal 2010, and $84,000 that expire in fiscal 2011.

At October 31, 2004, the cost of investments for federal income tax purposes was $49,319,000.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2004, $36,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T.
Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2004, dividend income from the Reserve Funds totaled $2,000, and the value of shares of the Reserve Funds held at October 31, 2004 and October 31, 2003 was $1,288,000 and $66,000, respectively.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the "Fund") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 22, 2004

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $26,000 from short-term capital gains.

For taxable non-corporate shareholders, $650,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $743,000 and foreign taxes paid of $55,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees and expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

INDEPENDENT DIRECTORS


Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real estate
2000                          developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2000

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corporation

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh, Inc. (1999-2003);
2003                          Managing Director and Head of International
                              Private Banking, Bankers Trust (1996-1999)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.

*Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price           Principal Occupation(s) During Past 5 Years
 Portfolios Overseen]              and Directorships of Other Public Companies

James S. Riepe                     Director and Vice President, T. Rowe Price;
(1943)                             Vice Chairman of the Board, Director, and
2002                               Vice President, T. Rowe Price Group, Inc.;
[111]                              Chairman of the Board and Director, T. Rowe
                                   Price Global Asset Management Limited, T.
                                   Rowe Price Global Investment Services
                                   Limited, T. Rowe Price Investment Services,
                                   Inc., T. Rowe Price Retirement Plan Services,
                                   Inc., and T. Rowe Price Services, Inc.;
                                   Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust
                                   Company; Director, T. Rowe Price
                                   International, Inc.; Chairman of the Board,
                                   International Index Fund

*Each inside director serves until retirement, resignation, or election of a successor.


OFFICERS

Name (Year of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

Regina M. Aldave (1971)                      Assistant Vice President, T. Rowe
Vice President, International Index Fund     Price

E. Frederick Bair, CPA, CFA (1969)           Vice President, T. Rowe Price and
Vice President, International Index Fund     T. Rowe Price Trust Company

Stephen V. Booth, CPA (1961)                 Vice President, T. Rowe Price, T.
Vice President, International Index Fund     Rowe Price Group, Inc., and T. Rowe
                                             Price Trust Company

Joseph A. Carrier (1960)                     Vice President, T. Rowe Price, T.
Treasurer, International Index Fund          Rowe Price Group, Inc., T. Rowe
                                             Price Investment Services, Inc.,
                                             and T. Rowe Price Trust Company

Stephanie C. Clancy (1964)                   Vice President, T. Rowe Price and
Vice President, International Index Fund     T. Rowe Price Group, Inc.

Wendy R. Diffenbaugh (1953)                  Vice President, T. Rowe Price
Assistant Vice President,
International Index Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Roger L. Fiery III, CPA (1959)               Vice President, T. Rowe Price, T.
Vice President, International Index Fund     Rowe Price Group, Inc., T. Rowe
                                             Price International, Inc., and T.
                                             Rowe Price Trust Company

Gregory S. Golczewski (1966)                 Vice President, T. Rowe Price
Vice President, International Index Fund     and T. Rowe Price Trust Company

Henry H. Hopkins (1942)                      Director and Vice President, T.
Vice President, International Index Fund     Rowe Price Investment Services,
                                             Inc., T. Rowe Price Services, Inc.,
                                             and T. Rowe Price Trust Company;
                                             Vice President, T. Rowe Price, T.
                                             Rowe Price Group, Inc., T. Rowe
                                             Price International, Inc., and T.
                                             Rowe Price Retirement Plan
                                             Services, Inc.

Patricia B. Lippert (1953)                   Assistant Vice President, T. Rowe
Secretary, International Index Fund          Price and T. Rowe Price Investment
                                             Services, Inc.

Neil Smith (1972)                            Vice President, T. Rowe Price
Vice President, International Index Fund     International, Inc.

Ken D. Uematsu, CFA (1966)                   Employee, T. Rowe Price
Assistant Vice President,
International Index Fund

Julie L. Waples (1970)                       Vice President, T. Rowe Price
Vice President, International Index Fund

Richard T. Whitney, CFA (1958)               Vice President, T. Rowe Price, T.
President, International Index Fund          Rowe Price Group, Inc., T. Rowe
                                             Price International, Inc., and T.
                                             Rowe Price Trust Company

Mary C. Wojciechowski, CFA (1962)            Vice President, T. Rowe Price and
Vice President, International Index Fund     T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,003                $9,551
     Audit-Related Fees                         965                   672
     Tax Fees                                 2,753                 2,510
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $849,000 and $819,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     December 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     December 17, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     December 17, 2004